INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	R$ 3,684.0	R$ 4,651.2	R$ 2,713.1
Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	7.3	8.2
Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(2,141.9)	(1,369.7)
Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	971.6	856.5
Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	3,880.2	2,840.5
Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	28.4	36.8
Temporary Differences Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(208.4)	(46.1)
Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	8.8	7.5
Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	101.1	209.0
Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,269.4)	(1,123.0)
Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(2,255.0)
Temporary Differences Investments In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(383.7)
Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	1,533.4	1,021.7
Temporary Difference Impact Of The Adoption Of IFRS 16 Leases [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(47.1)	(5.2)
Temporary Difference Exclusion Of ICMS From PIS/COFINS Calculation Basis [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(121.6)	(228.5)
Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(269.4)	R$ (170.6)
Deferred Taxes Not Related To Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(165.7)
Not later than one year [member] | Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1.9)
Not later than one year [member] | Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	226.8
Not later than one year [member] | Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(301.3)
Not later than one year [member] | Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	17.5
Not later than one year [member] | Temporary Differences Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(225.1)
Not later than one year [member] | Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	0.1
Not later than one year [member] | Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	122.2
Not later than one year [member] | Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(4.5)
Not later than one year [member] | Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Investments In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	997.3
Not later than one year [member] | Temporary Difference Impact Of The Adoption Of IFRS 16 Leases [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Difference Exclusion Of ICMS From PIS/COFINS Calculation Basis [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	57.4
Not later than one year [member] | Deferred Taxes Not Related To Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	888.5
Later than one year [member] | Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	7.3
Later than one year [member] | Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(2,140.0)
Later than one year [member] | Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	744.8
Later than one year [member] | Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	4,181.5
Later than one year [member] | Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	10.9
Later than one year [member] | Temporary Differences Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	16.7
Later than one year [member] | Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	8.7
Later than one year [member] | Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(21.1)
Later than one year [member] | Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,264.9)
Later than one year [member] | Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(2,255.0)
Later than one year [member] | Temporary Differences Investments In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(383.7)
Later than one year [member] | Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	536.1
Later than one year [member] | Temporary Difference Impact Of The Adoption Of IFRS 16 Leases [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(47.1)
Later than one year [member] | Temporary Difference Exclusion Of ICMS From PIS/COFINS Calculation Basis [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(121.6)
Later than one year [member] | Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(326.8)
Later than one year [member] | Deferred Taxes Not Related To Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	R$ (1,054.2)